Capital - Additional Information (Detail)						12 Months Ended
	Mar. 23, 2018 € / shares shares	Mar. 23, 2018 $ / shares shares	Mar. 21, 2018 € / shares shares	Mar. 21, 2018 USD ($) $ / shares shares	Dec. 09, 2011	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2018 EUR (€) € / shares shares	Mar. 26, 2018 shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Share Capital | €						€ 2,499,000	€ 2,465,000	€ 3,016,000
Number of share authorised								30,157,777
Number of share issued								30,157,777
Par value per share | € / shares								€ 0.10
Number of shares issued during period shares						3,309,539	2,606,435	3,366,296
Fees and commission expense related to share capital | €						€ 0	€ 0
Share split ratio					0.0667
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of share issued						24,990,822	24,648,828	30,157,777		24,205,129
Number of shares issued during period shares									208,802
Issuances relating to underwritten global offering	3,527,752	3,527,752
Shares issued									529,162
Common Shares [member] | Public offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares	1,392,015	1,392,015
Common Shares [member] | Concurrent private placement [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares	2,135,737	2,135,737
Share offering price | € / shares	€ 34.71		€ 34.71
Common Shares [member]
Disclosure of classes of share capital [line items]
Shares issued			529,162	529,162
American depositary receipts [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares									417,604
Exchange rate	1.2246	1.2246	1.2246	1.2246
Offering expense discount | $				$ 0.0499
American depositary receipts [member] | Common Shares [member] | Public offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares	2,784,030	2,784,030
Share offering price | $ / shares		$ 21.26		$ 21.26
Public offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares			2,135,737	2,135,737
Number of ordinary shares per american depository shares | € / shares			€ 0.5
Public offering [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares			1,392,015	1,392,015
Public offering [member] | American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares			2,784,030	2,784,030
Concurrent private placement [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Issuances relating to underwritten global offering				3,527,752